Investment and Mortgage-Backed Securities, Available for Sale (Schedule of Temporarily Impaired Securities, Fair Value and Unrealized losses) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) security	Dec. 31, 2015 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Investment Securities, Available For Sale	$ 362,059,429	$ 375,513,870
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	360,457,164	369,140,098
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	141,622,805	104,020,279
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	13,813,086	12,330,751
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	155,435,891	116,351,030
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	3,074,713	955,479
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	111,314	203,675
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	$ 3,186,027	$ 1,159,154
Number of individual securities available for sale that are in unrealized continuous loss positions for twelve months or more | security	15	9
Percent of unrealized losses for securities in a continuous loss position for 12 months or more	3.50%	17.60%
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 20,000,000	$ 3,800,000
GNMA Mortgage-Backed Securities
Schedule of Available-for-sale Securities [Line Items]
Investment Securities, Available For Sale	109,200,000	118,500,000
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	107,900,000	116,800,000
FHLB Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	998,001	2,000,000
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	998,000	0
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	1,932,088
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	998,000	1,932,088
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	1	0
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	67,912
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1	67,912
Federal Farm Credit Securities [Member]
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,987,936
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,987,936
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses		12,064
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses		0
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses		12,064
FNMA and FHLMC Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale		997,564
SBA Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	101,280,921	110,195,113
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	28,490,243	25,090,453
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	8,212,824	7,982,777
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	36,703,067	33,073,230
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	228,432	119,533
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	55,791	74,262
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	284,223	193,795
Tax Exempt Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	72,248,915	73,499,636
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	47,405,066	13,668,473
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0	709,800
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	47,405,066	14,378,273
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	1,899,519	175,020
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	0	29,112
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	1,899,519	204,132
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	183,657,697	180,197,347
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	62,738,366	63,273,417
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	5,600,262	1,706,086
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	68,338,628	64,979,503
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Unrealized Losses	916,699	648,862
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Unrealized Losses	55,523	32,389
Available-for-sale Securities, Continuous Unrealized Loss Position, Unrealized Losses	972,222	681,251
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost of Investment And Mortgage-Backed Securities Available For Sale	$ 250,438	$ 250,438